Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash and cash equivalents	$ 604	$ 783
Restricted cash, current portion	142	143
Inventories	808	1,173
Trade receivables, net	1,083	1,681
Prepayments and other assets	261	404
Total current assets	2,898	4,184
FIXED ASSETS, NET:
Vessels, net	117,177	121,341
Total fixed assets, net	117,177	121,341
OTHER NON-CURRENT ASSETS:
Restricted cash, net of current portion	4,858	4,857
Deferred charges, net	304	358
Total other non-current assets	5,162	5,215
Total assets	125,237	130,740
CURRENT LIABILITIES:
Current portion of long-term debt, net of deferred financing costs, current	7,059	6,813
Accounts payable	2,705	3,115
Due to related parties	5,777	1,953
Hire collected in advance	802	415
Accrued and other liabilities	690	574
Total current liabilities	17,033	12,870
NON-CURRENT LIABILITIES:
Long-term debt, net of current portion and deferred financing costs, non-current	60,745	66,617
Promissory note	2,500	2,500
Total non-current liabilities	63,245	69,117
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY:
Preferred stock ($0.001 par value; 50,000,000 shares authorized; none issued)
Common stock ($0.001 par value; 450,000,000 shares authorized; 18,277,893 shares issued and outstanding at each of December 31, 2016 and September 30, 2017)	18	18
Additional paid-in capital	70,123	70,123
Accumulated deficit	(25,182)	(21,388)
Total stockholders' equity	44,959	48,753
Total liabilities and stockholders' equity	$ 125,237	$ 130,740